Deconsolidation (Details) - Schedule of Net Assets - Disposal of Shenzhen Kuxuanyou and its subsidiaries [Member]	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Deconsolidation (Details) - Schedule of Net Assets [Line Items]
Total current assets	¥ 3,583,579	$ 505,962	¥ 13,370,652
Total other assets	115,270	16,275	25,022
Total assets	3,698,849	522,237	13,395,674
Total current liabilities	301,464	42,563	22,402,087
Total net assets	3,397,385	479,674	(9,006,413)
Noncontrolling interests			53,661
Total consideration
Total gain loss on disposal	¥ 17,801,786	$ 2,526,259	¥ 8,952,752